Operating Revenue	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Operating Revenue
4	OPERATING REVENUE

	2021	2020	2019
	Million	Million	Million
Revenue from telecommunications services
Voice services	76,163	78,782	88,624
SMS & MMS services	31,100	29,485	28,648
Wireless data traffic services	392,859	385,679	384,999
Wireline broadband services	94,230	80,808	68,835
Applications and information services	136,961	101,038	82,543
Others	20,096	19,900	20,743

	751,409	695,692	674,392
Revenue from sales of products and others	96,849	72,378	71,525

	848,258	768,070	745,917

The majority of the Group’s operating revenue is from contracts with customers, and the remaining is not material. The revenue recognition policy has been disclosed in note 2(r), while majority of the Group’s revenue from contracts with customers was recognized over time.
Operating revenue is subject to value-added tax (“VAT”). The VAT rate for basic telecommunications services is 9%. The VAT rate for value-added telecommunications services, information technology services and technical consulting services is 6% and the VAT rate for sales of telecommunications terminals is 13%. VAT is excluded from the revenue.
The unsatisfied performance obligation of the Group is mainly related to telecommunications services. The Group generally enters into service contracts with customers monthly or for a fixed term, and bills the customers monthly based on the contract terms for the Group’s unconditional right to consideration. Almost all of the transaction considerations that were allocated to unsatisfied performance obligations as of the end of the reporting period are expected to be recognized within one year when services are provided. For the contracts that have an original expected duration of one year or less and the performance obligations which are regarded as satisfied as billed, the Group has applied the practical expedient permitted under IFRS 15 “Revenue from Contracts with Customers”, therefore, the information about the remaining performance obligations were not disclosed.